Accumulated Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 11—Accumulated Other Comprehensive Loss

The following table shows the components of accumulated other comprehensive loss as of March 31, 2013:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive loss
Beginning balance December 31, 2012	$3,283	$(9,928)	$(6,645)
Current period other comprehensive loss	(1,296)	(943)	(2,239)
Ending balance March 31, 2013	$1,987	$(10,871)	$(8,884)

The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the three months ended March 31, 2013:

	Three Months Ended March 31,
	2013	2012
Change in fair value of forward exchange contracts, net of tax	$(2,474)	$2,031
Amount reclassified to direct cost of revenue	1,178	631
Change in unrecognized gains/losses on forward exchange contracts	$(1,296)	$2,662

Note 13—Accumulated Other Comprehensive Income (Loss)

        The following table shows the components of accumulated other comprehensive income (loss) as of December 31, 2012:

	Unrealized gain on forward exchange contracts, net of tax	Cumulative translation adjustment	Accumulated other comprehensive income (loss)
Beginning balance December 31, 2011	$(2,406)	$(10,026)	$(12,432)
Current period other comprehensive income (loss)	5,689	98	5,787

Ending balance December 31, 2012	$3,283	$(9,928)	$(6,645)

        The following table summarizes activity in other comprehensive income (loss) related to forward exchange contracts held by the Company during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Change in fair value of forward exchange contracts, net of tax	$3,149	$(2,545)	$3,554
Adjustment for net gains/losses realized and included in net income	2,540	(5,219)	1,891

Change in unrecognized gains/losses on forward exchange contracts	$5,689	$(7,764)	$5,445